Property and Equipment	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Applied Digital Cloud Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Property and Equipment

3.	Property and Equipment

Property and equipment consisted of the following as of February 28, 2026 and May 31, 2025 (in thousands):

	Estimated Useful Life	February 28, 2026	May 31, 2025
Networking equipment, electrical equipment, and software	3 years - 5 years	$672	$672
Leasehold improvements	3 years - 7 years	697	697
Construction in progress		3,361	3,331
Other equipment and fixtures	5 years - 7 years	33,149	8,900
Total cost of property and equipment		37,879	13,600
Accumulated depreciation		(5,374)	(2,678)
Property and equipment, net		$32,505	$10,922

Depreciation expense totaled $1.6 million and $2.7 million for the three and nine months ended February 28, 2026, respectively, and $0.5 million and $1.4 million for the three and nine months ended February 28, 2025, respectively.

APPLIED DIGITAL CLOUD CORPORATION AND AFFILIATES

Notes to the Condensed Combined Financial Statements (Unaudited)

For the Three and Nine Months Ended February 28, 2026 and February 28, 2025

3.	Property and Equipment

Property and equipment, net consisted of the following as of May 31, 2025 and 2024 (in thousands):

	Estimated Useful Life	May 31, 2025	May 31, 2024
Networking equipment, electrical equipment, and software	3 years - 5 years	$672	$333
Leasehold improvements	3 years - 7 years	697	607
Construction in progress		3,331	3,293
Other equipment and fixtures	5 years - 7 years	8,900	7,791
Total cost of property and equipment		13,600	12,024
Accumulated depreciation		(2,678)	(746)
Property and equipment, net		$10,922	$11,278

Depreciation expense totaled $1.9 million and $0.7 million for the fiscal years ended May 31, 2025 and 2024, respectively.